TAXES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Provision for income taxes	$ (0)	$ (0)
Effective tax rates	0.00%	0.00%